H. STOCK BASED COMPENSATION PLANS (Details - Option activity) - USD ($)	12 Months Ended
	Jun. 25, 2017	Jun. 26, 2016
Number of shares
Number of Stock Options Outstanding, beginning of year	847,556	871,798
Number of Stock Options Granted	50,000	42,786
Number of Stock Options Exercised	(315,000)	(27,916)
Number of Stock Options Forfeited/Canceled/Expired	(104,500)	(39,112)
Number of Stock Options Outstanding, end of Year	478,056	847,556
Number of Stock Options exercisable at end of year	388,056	558,620
Weighted Average Exercise Price per share
Exercise Price Outstanding, beginning of year	$ 3.77	$ 3.51
Exercise Price Granted	3.95	10.92
Exercise Price Exercised	2.56	3.65
Exercise Price Forfeited/Canceled/Expired	5.67	5.67
Exercise Price Outstanding, end of year	4.16	3.77
Exercise Price Options exercisable at end of year	3.54	2.71
Weighted-average fair value of options granted during the year	$ 1.11	$ 4.24
Total intrinsic value of options exercised	$ 806,400	$ 102,010